Corporate Information - Financial transactions (Details) R$ / shares in Units, R$ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Nov. 11, 2021 BRL (R$)	Nov. 11, 2021 USD ($)	Nov. 30, 2020 BRL (R$)
Debentures issue
Transaction costs		R$ 372,086	R$ 142,013	R$ 170,855
Non-convertible debentures
Debentures issue
Number of debentures issued | shares	900,000
Unitary value | R$ / shares	R$ 1.00
Amount issued	R$ 900,000
Transaction costs	R$ 8,550
Bank loan, Maturity October 2024
Loan agreement
Interest rate (in percent)		2.40%
Geekie Desenvolvimento de Softwares S.A. | Bank loan, Maturity October 2024
Loan agreement
Loan agreement, face amount					R$ 60,000	$ 11,020
Interest rate (in percent)					2.452%	2.452%
Geekie Desenvolvimento de Softwares S.A. | Bank loan, Maturity October 2024 | CDI
Loan agreement
Basis spread on variable rate (in percent)					1.7208%	1.7208%
Dragoneer
Investments
Amount of commitment to purchase convertible senior notes							R$ 100,000
General Atlantic
Investments
Amount of commitment to purchase convertible senior notes							R$ 50,000